Finance Lease Receivables (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Finance Lease Receivables [Abstract]
Schedule of changes in Finance Lease Receivables
	For the years ended
	March 31, 2021	March 31, 2020
Finance lease receivable, beginning of year	$1,330,291	$324,903
Net investment recognized	2,614,871	1,030,408
Lease payments received	(226,616)	(87,703)
Interest income recognized	203,845	62,683

Finance lease receivable, end of year	$3,922,391	$1,330,291

Current portion of Finance Lease Receivable	$308,505	$82,501

Long Term Portion of Finance Lease Receivable	$3,613,886	$1,247,790

Schedule of payments to received on Finance Lease Receivables
March 31, 2021
Year 1	$650,105
Year 2 *	848,889
Year 3 *	1,089,889
Year 4 *	1,234,295
Year 5 *	359,996
Year 6*	434,000
Remainder *	551,500
less: amount representing interest income	(1,246,283)
Finance Lease Receivable	$3,922,391
Current Portion of Finance Lease Receivable	$308,505
Long Term Portion of Finance Lease Receivable	$3,613,886
* including unguaranteed residual.